Stockholders' Equity (Details) (USD $)	0 Months Ended									1 Months Ended				0 Months Ended	1 Months Ended																	2 Months Ended	3 Months Ended			4 Months Ended			9 Months Ended		12 Months Ended			13 Months Ended	40 Months Ended	49 Months Ended							1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended			9 Months Ended	1 Months Ended		9 Months Ended	0 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended	0 Months Ended								3 Months Ended		9 Months Ended	0 Months Ended					3 Months Ended		5 Months Ended	0 Months Ended				1 Months Ended	3 Months Ended	0 Months Ended			9 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended				0 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended																				4 Months Ended	12 Months Ended																			0 Months Ended					1 Months Ended
	Dec. 14, 2013	Aug. 26, 2013	Jun. 28, 2013	Apr. 29, 2013	Mar. 31, 2013	Mar. 22, 2013	Jan. 28, 2013	Jan. 13, 2013	Jan. 11, 2013	Aug. 31, 2013	Dec. 14, 2012	Nov. 30, 2012	Nov. 14, 2012 Investor	Dec. 07, 2009	Oct. 24, 2012	Aug. 31, 2012	Mar. 31, 2012	Jan. 31, 2012	Nov. 30, 2011	Oct. 31, 2011	Sep. 30, 2011	Jul. 31, 2011	Mar. 31, 2011	Feb. 28, 2011	Jan. 31, 2011	Aug. 31, 2010	Jul. 31, 2010	Jun. 30, 2010	May 31, 2010	Apr. 30, 2010	Dec. 30, 2009	Jun. 30, 2011	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Jun. 11, 2013 ChargingStation	Dec. 31, 2009	Jun. 12, 2013 ChargingStation	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2013 Employee	Dec. 31, 2012	Sep. 30, 2013	Oct. 25, 2012	Sep. 14, 2012	Jun. 30, 2012	Aug. 25, 2010	Jul. 30, 2010	Apr. 27, 2010	Feb. 27, 2013 Beam Charging LLC [Member]	Apr. 03, 2013 EV Pass LLC [Member]	Apr. 19, 2013 Chief Financial Officer [Member]	Apr. 23, 2013 350Green LLC [Member]	Apr. 09, 2013 350Green LLC [Member]	Apr. 29, 2013 Warrants [Member]	Sep. 30, 2013 Warrants [Member]	Oct. 31, 2013 Treasury Stock [Member]	Feb. 29, 2012 Treasury Stock [Member]	Sep. 30, 2013 Treasury Stock [Member]	Feb. 01, 2013 Consulting Agreement [Member]	Aug. 15, 2012 Consulting Agreement [Member]	Dec. 10, 2012 Consulting Agreement [Member]	Oct. 22, 2012 Consulting Agreement [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Jun. 30, 2013 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Aug. 26, 2013 Omnibus Incentive Plan [Member]	Jun. 06, 2013 Omnibus Incentive Plan [Member]	Jun. 08, 2013 Omnibus Incentive Plan [Member]	Mar. 31, 2013 Omnibus Incentive Plan [Member]	Jan. 11, 2013 Omnibus Incentive Plan [Member]	Jan. 02, 2013 Omnibus Incentive Plan [Member]	Sep. 13, 2012 Omnibus Incentive Plan [Member]	Sep. 10, 2012 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member]	Jun. 30, 2013 Omnibus Incentive Plan [Member]	Sep. 30, 2013 Omnibus Incentive Plan [Member]	Jan. 02, 2013 Omnibus Incentive Plan [Member] Subsequent Event [Member]	Aug. 12, 2013 2013 Omnibus Incentive Plan One [Member]	Aug. 13, 2013 2013 Omnibus Incentive Plan One [Member]	Mar. 08, 2013 2013 Omnibus Incentive Plan One [Member]	Jan. 02, 2013 2013 Omnibus Incentive Plan One [Member]	Sep. 30, 2013 2013 Omnibus Incentive Plan One [Member]	Jun. 30, 2012 2013 Omnibus Incentive Plan One [Member]	Sep. 01, 2013 2013 Omnibus Incentive Plan One [Member]	Aug. 01, 2013 2012 Omnibus Incentive Plan	Feb. 19, 2013 Employment Agreement [Member]	Jan. 11, 2013 Employment Agreement [Member] Member of Board of Director [Member]	Feb. 05, 2013 Binding Memorandum Of Understanding [Member]	Dec. 19, 2012 Social Media Marketing Agreement [Member]	Jun. 30, 2013 Social Media Marketing Agreement [Member]	Oct. 03, 2013 Agreement	Aug. 12, 2013 Agreement	Jul. 03, 2013 Agreement	Sep. 30, 2013 Agreement one	Dec. 31, 2009 Series A Convertible Preferred Stock [Member]	Dec. 07, 2009 Series A Convertible Preferred Stock [Member]	Feb. 06, 2012 Series B Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B Convertible Preferred Stock [Member]	Feb. 29, 2012 Series B Convertible Preferred Stock [Member]	Jun. 30, 2012 Series B Preferred Stock [Member]	Feb. 06, 2012 Series B Preferred Stock [Member]	Dec. 06, 2012 Common Stock [Member] Employee	Sep. 13, 2012 Common Stock [Member]	Jan. 03, 2011 Common Stock [Member]	Nov. 14, 2012 Common Stock [Member]	Oct. 22, 2012 Common Stock [Member]	Sep. 07, 2010 Common Stock [Member]	Dec. 19, 2012 Common Stock [Member]	Dec. 14, 2012 Common Stock [Member]	Nov. 30, 2012 Common Stock [Member]	Oct. 24, 2012 Common Stock [Member]	Aug. 31, 2012 Common Stock [Member]	May 31, 2012 Common Stock [Member]	Feb. 29, 2012 Common Stock [Member]	Nov. 30, 2011 Common Stock [Member]	Oct. 31, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Aug. 31, 2011 Common Stock [Member]	Jul. 31, 2011 Common Stock [Member]	Jun. 29, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Feb. 28, 2011 Common Stock [Member]	Jan. 31, 2011 Common Stock [Member]	Jul. 31, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Feb. 28, 2010 Common Stock [Member]	Dec. 30, 2009 Common Stock [Member]	Jun. 11, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 10, 2012 Common Stock [Member]	Oct. 25, 2012 Common Stock [Member]	Sep. 10, 2012 Common Stock [Member]	Aug. 28, 2012 Common Stock [Member]	Aug. 21, 2012 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	May 21, 2012 Common Stock [Member]	Apr. 23, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Feb. 27, 2012 Common Stock [Member]	Jan. 06, 2012 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member]	Aug. 19, 2010 Common Stock [Member]	Jul. 30, 2010 Common Stock [Member]	May 05, 2010 Common Stock [Member]	Feb. 19, 2010 Common Stock [Member]	Dec. 07, 2009 Common Stock [Member]	Aug. 01, 2013 Common Stock [Member] Consulting Agreement [Member]	Jan. 13, 2013 Common Stock [Member] Consulting Agreement [Member]	Jan. 11, 2013 Common Stock [Member] Consulting Agreement [Member]	Dec. 06, 2012 Common Stock [Member] Consulting Agreement [Member]	Aug. 15, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 10, 2012 Common Stock [Member] Consulting Agreement [Member]	Dec. 03, 2012 Common Stock [Member] Consulting Agreement [Member]	Oct. 22, 2012 Common Stock [Member] Consulting Agreement [Member]
Stockholders' Equity (Textual)
Prepaid service expense																																	$ 290,500						$ 290,500							$ 290,500																																																			$ 15,000
Common Stock, shares authorized																																	500,000,000						500,000,000		500,000,000	500,000,000			500,000,000	500,000,000
Preferred stock, shares authorized																																	40,000,000						40,000,000		40,000,000				40,000,000	40,000,000
Share exchange agreement, number of shares issued																																																																																																						1,000,000
Convertible preferred stock, shares issued																																																																																																					10,000,000	1,000,000	1,000,000		1,000,000	1,500,000
Preferred stock, per share price																																																																																																					$ 0.001	$ 1.00				$ 1.00
Voting right, Description																																																																																																				Five (5) times the number of votes on all matters to which common shareholders are entitled.		One vote per share		One vote per share
Liquidation value, Description																																																																																																				Eight times that sum available for distribution to common stock holders
Convertible preferred stock conversion, Description																																																																																																				At the option of the holder after the date of issuance at a rate of 2.5 shares of common stock for every preferred share issued.		(i) one percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015.		(i) One percent (1%) of the issued and outstanding common stock of CarCharging, Limited for every 500,000 shares of Series B Preferred Stock until February 6, 2017 or (ii) the Purchaser may convert each share of Series B Preferred Stock into Common Stock of the Company on a one for one basis during the period of July 1, 2015 through December 31, 2015.
Option to purchase shares under agreement																																																																																																						1,500,000		1,500,000
Exercise price of shares at option to purchase under agreement																																																																																																						$ 1.00		$ 1.00
Exercisable period of option to purchase under agreement																																																																																																						60 days		60 days
Proceeds from sale of preferred stock																																								900,000	900,000				900,000	900,000																																																								900,000
Percentage of issued and outstanding common stock of subsidiary purchaser entitled to receive																																																																																																						2.00%		2.00%	2.00%
Consulting services payment as percentage of outstanding common stock																																																																																																						3.00%		3.00%
Fair value of stock option																																																																																																							226,000		226,000
Options outstanding																																	5,220,665						5,220,665		4,500,000				4,500,000	5,220,665
Expected volatility		138.00%								137.00%																													109.00%		109.00%																	144.00%	142.00%																																	760.00%											54.00%
Discount rate																																									0.14%																		0.55%																																	0.42%											0.65%
Expected life		3 years								3 years																													2 years		1 year																	3 years	3 years																																	3 years 6 months											60 days
Dividend yield		0.00%								0.00%																													0.00%		0.00%																	0.00%	0.00%																																	0.00%											0.00%
Number of units issued																250,000	15,000	1,000,000	250,000		100,000	1,277,170		50,000			1,277,170				61,333																																																																																							15,000														61,333
Aggregate amount received from sale of warrants																													57,500								586,535						75,839																																																																																									920,000
Description of each unit														Each unit consisted of one share of common stock and a warrant to purchase one share of Company's common stock exercisable at $30.00 per share.												3.0			One share of common stock and a warrant to purchase one share of Company's common stock.								One share of common stock and a warrant to purchase one share of Company's common stock.																																																																																															Each unit consisted of one share of common stock and a warrant to purchase one share of Company's common stock exercisable at $30.00 per share.
Exercise price														$ 30		$ 1.00	$ 1.75	$ 1.75	$ 1.50	$ 1.00	$ 3.00	$ 1.66		$ 20			$ 1.66		$ 30.00	$ 3.0	$ 0.60																																																																												$ 1.00											$ 1.25			$ 1.00											$ 30.00
Total current liabilities																																	9,950,483						9,950,483		712,226	368,903			712,226	9,950,483			485,328
Aggregate amount received from sale of common stock																																																																																																																																																								920,000
Common stock issued for debt to founders																																											4,600
Common stock issued for cash																																											1,390,547																																																	74,500
Common stock issued for cash, shares																																																																																												50,000
Shares issued for service																	1,451																																											62,500	250,000		60,933	10,696	11,384	200,000	150,000	11,280	11,280	11,280			150,000				137,499	112,500					25,000	10,000	150,000					15,000		12,000	113,636	10,796			3,000	225,000	100,000								200,000														3,527		400,000	50,000	1,005		3,000	250						50,000																				250,000			10,696	25,977	21,393	150,000
Stock issued value in exchange for services																																				1,772,320																			264,000						450,000					225,000	225,000	15,000	15,000	15,000		25,000	192,000										37,500	15,000						19,500	71,000	17,880	150,000	15,000	10,000												50,000											23,980			6,000												10,000																					372,500				34,000	30,000
Per share price of stock issued																																				$ 2.25																	$ 1.30	$ 1.18	$ 1.20	$ 1.19	$ 1.19																$ 1.28										$ 1.50	$ 1.50						$ 1.30	$ 1.42	$ 1.50																																																														$ 1.49				$ 1.31
Number of common stock issuable under agreement																																																																																											50,000																													2,500,000
Common Stock, shares issued																																	57,409,360						57,409,360		42,434,705	37,384,414			42,434,705	57,409,360																																																														137,503	1,451	25,000		66,667	3,226	47,392					250,000	1,500,000													6,060		5,000		500,000	262,500	100,000	5,835		12,400	4,930			50,000		6,000	36,667	3,834	92,000	61,333						31,199
Accrued interest on notes																							4,441																56
Common stock founders, par value																																																																																																																																																							$ 0.001
Common Stock, par value ( In dollars per shares)																																	$ 0.001						$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001																																														$ 1.49																$ 1.03				$ 15.00	$ 1.55	$ 1.58		$ 1.00			$ 1.80	$ 1.00			$ 1.25	$ 1.80										$ 1.60		$ 1.36		$ 1.00	$ 1.03	$ 1.08		$ 1.25	$ 1.72		$ 1.95	$ 1.00		$ 51.50	$ 15.00	$ 15.00	$ 0.05							$ 1.36		$ 1.50
Options granted																																							870,665																																686,665			187,431	5,000,000						856,665																																					15,000
Additional common stock, par value																																																																																																																																													$ 1.00						$ 3.00				$ 15.00
Additional Common stock, shares issued																																																																																					150,000	87,500																						45,833	250			6,667																													500,000			500,000			333,333				8,500
Stock Subscriptions																																										999,000																																																																																													999,000													309,000			127,500
Value of common stock to be issued periodically																																				435,680																																																																									1,500																			1,500
Warrants exercisable price, per share							$ 2.25				$ 1.00		$ 2.25		$ 2.25																		$ 1						$ 1							$ 1	$ 2.25																																																																																																							$ 30.00
Number of common shares issued in notes conversion																					4,300,000	5,000,000	21,776,544		32,000		80,000	40,000				1,600,000																																																																																							1,529,036		6,000	17,482				50,000		4,000	10,000	5,000	4,600				32,708,544
Accounts payable forgiveness																																																																																																																										25,000
Notes amount converted into common shares																					10,750	12,500	50,000		4,000		10,000	5,000				4,000																																																																																							3,750												4,600				81,250
Conversion price of notes										$ 0.50																		$ 0.125					$ 1.00						$ 1.00		$ 1.00				$ 1.00	$ 1.00		$ 1.00			$ 0.125
Common stock issued in exchange for extinguishment of warrants, shares																																																																																																																									565,000
Warrants outstanding														446,665																			100,000						100,000		11,295,968				11,295,968	100,000																																	4,350,000		4,350,000
Extinguishment of Debt																																	687,286													(687,286)																																																																											80,000
Number of shares issuable upon conversion of warrants																																																																																																											10,000				500,000				25,000						446,665																																			1,800
Option exercise price		$ 1.29		$ 1.31	$ 0.50				$ 1.50
Option vesting date																																																																																																																																																											Jan. 11, 2015
Option expiration date																																																																																																																																																											Jan. 11, 2018
Derivative liability at fair value																							0																																																																																																		80,000
Loss on exchange of warrants for common stock																																										(485,000)			(485,000)	(485,000)																																																																											485,000
Discount on loan																																																																																																																																							21,000
Common stock, shares issued for Chief Financial Officer and director compensation, shares																																																							220,000																																																																75,000
Restricted common stock, value																																																																																																																							500,000
Restricted common stock, shares issued																																																																												137,499				137,499		45,833				112,500		262,500																															500,000
Stock issuance costs								242,000																												287,000			756,695		2,409,524	1,872,820																																							1,427,485					1.23																														500,000				190,000
Common stock share price for consulting and equity funding services							$ 0.50								$ 1.00														$ 30																																								$ 1.33							$ 1.35				$ 1.23					$ 1.28			$ 1.31					$ 1.32	$ 1.39																																							$ 1.65																								$ 1.40		$ 1.40
Sale of common stock, net of issuance costs																																				2,208,000			2,964,695	1,360,000	1,482,303	2,499,999			6,315,348	9,280,043																																																										900,000						25,000	500,000	885,000								2,500,000					3,000		81,000
Sale of common stock for cash														$ 3.00																																				$ 3.00		$ 3.00											$ 1.40	$ 1.40	$ 1.49										$ 1.49		$ 1.35	$ 1.23																$ 1.39		$ 1.22	$ 1.50	$ 1.30	$ 1.28																																																					$ 30.00
Net of deferred costs, current																																																																																																																115,000
Warrant expiration period			5 years	3 years									3 years																					2 years		3 years		3 years																																	3 years																																													3 years
Business development services agreement, monthly fee																																																																																																																					15,000																																								15,000
Business development services agreement, stock issuance value																																																																																																																					5,000																																				16,988					17,000
Business development services agreement, stock issued																																																																																																																																						16,270																			11,132					11,384
Stock issued average price per share																																																																																														$ 1.29																																								$ 1.38																			$ 1.53					$ 1.49
Business development services agreement, renewal terms																																																																																																																																						The agreement is for a term of one year and will automatically renew for an additional year unless written notification is provided by either party at least 60 days prior to the expiration of the initial term. Thereafter, the parties may renew the agreement on mutually agreeable terms.
Number of stock to issued monthly for service agreement																																																																																																												45,833																														87,500
Notice period for termination of agreement																																																																																																												30 days
Company issued warrants with chairman of board of directors	1,800										1,800
Warrant vesting date											Dec. 14, 2014
Warrant expiration date	Dec. 13, 2015										Dec. 14, 2017	Nov. 14, 2015			Oct. 25, 2015	Jun. 28, 2017																													Dec. 17, 2015																														Jan. 11, 2018																																Dec. 14, 2017				Oct. 25, 2012				Nov. 14, 2015																																									Dec. 14, 2017
Minimum investment for all investors							500,000								500,000
Vesting period of warrants issued	3 years					5 years											3 years	3 years
Number of common stock issued with warrant													525,000		500,000
Stock issued to a consultant																																																																								19,231																																										50,000
Stock issued to a consultant, per share																																																																								$ 1.30																																										$ 1.58
Number of employees																																									2			13																																																															2
Period of agreement																																																																																																											3 years						6 months																																															1 year
Fair value of warrants estimated										492,063																							26,925						26,925		26,925				26,925	26,925													517,060
Investment advisory services																																		186,082																																		15,000											171,000	169,179						138,375	345,000	344,750
Shares receive with consulting agreement for advisory services																																																																																		412,497							787,500
Number of common stock and warrants issued due to conjunction with this offering																																				4,990,000
Number of common stock and warrants issued in conjunction with this offering																																				4,990,000
Common stock issued for account payable																																																																																																																																																													60,993
Value of common stock issued for settlement of account payable																																																																																																																																																													85,390
Share price of common stock issued for account payable																																																																																																																																																													$ 1.40
Loss upon share issued settlement of account payable																																																																																																																																																													47,856
Common stock issued in conjunction with acquisition																																																					1,265,822	671,141		604,838	107,513
Value of common stock issued in conjunction with acquisition																																																					1,645,569	791,946		719,757
Expected volatility maximum			143.00%																														1.42%
Discount rate minimum			0.77%																														0.48%																																																0.30%
Discount rate maximum			0.88%																														0.82%																																																0.79%
Expected life (in years)			3 years 6 months						3 years 6 months																								3 years																																						3 years			2 years 6 months
Expected volatility minimum			136.00%																														1.38%																																																760.00%
Dividend yield			0.00%						0.00%																								0.00%																																						0.00%			0.00%							0.00%
Additional warrants issued to purchase common stock						848,000																				10,000					500,000		2,550,000					4,990,000																																											870,665
Additional warrants issued to purchase common stock value							2,208,000																										368,073						756,695																																										884,829
Exercise price of the additional issued warrants			$ 0.01																							$ 51.50					$ 0.60		$ 2.25					$ 2.25																																	$ 1.28
Fair value of warrants issued		3,433,335	40,021	2,200,000									308,000																				388,622					1,772,320																																	686,833
Issue of additional common stock																																																																																																100,000	7,000	125,000
Agreement value																																																																																																122,000	15,000	162,500	128,000
Prepaid consulting fees																																	427,240						427,240		181,849	147,648			181,849	427,240																						70,274		70,274
Issuance Of Stock and Warrants For Services Or Claims																																	444,024		520,953				2,281,905	1,141,183	1,565,625	1,872,820			10,896,458	13,178,363
General and Administrative Expense																																	1,350,076		385,814				4,242,798	1,444,758	2,321,197	2,898,198			6,053,605	10,296,403																78,750																																																																																															15,000
Number of accredited investors													2																							14		14
Option vesting period					5 years				2 years																																			3 years
Receivable New York State Energy Research and Development Authority																																	$ 15,502						$ 15,502		$ 34,475				$ 34,475	$ 15,502